Discontinued operations	12 Months Ended
Jun. 30, 2021
Discontinued operations.
Discontinued operations

5 Discontinued operations

In May 2019, the board of directors approved a plan to dispose the NOME Business, Minihome Business, MINISO African Business and MINISO German Business within one year. As of June 30, 2020, the disposal transactions as further described below had been completed. Accordingly, the results of these operations were included as discontinued operations for the years ended June 30, 2019 and 2020. MINISO African Business included MINISO Nigeria, Uganda, South Africa, Tanzania and Kenya.

During the period from January 2020 to March 2020, the Group entered into the share purchase agreements, pursuant to which the Group agreed to sell its entire equity interests in the Minihome Business and NOME Business to several companies owned by Mr. Ye Guofu, the controlling shareholder of the Group, at an aggregate of considerations of RMB4.

During the period from December 2019 to April 2020, the Group entered into several share purchase agreements, pursuant to which the Group agreed to sell its entire equity interests in MINISO Nigeria, Uganda, South Africa, Tanzania and Germany to several companies owned by Mr. Ye Guofu, the controlling shareholder, at an aggregate of considerations of RMB7.

In January 2020, the Group entered into a share purchase agreement, pursuant to which the Group agreed to sell its entire equity interests in MINISO Kenya to a third party at a consideration of RMB1.

The above disposal transactions were completed during the year ended June 30, 2020 and the Group’s discontinued operations ceased accordingly.

(a) Results of discontinued operations

		For the year ended June 30,
	Note	2019	2020	2021
		RMB’000	RMB’000	RMB’000

Revenue		549,128	289,326	—
Elimination of inter-segment revenue		(51,051)	(6,380)	—
External revenue		498,077	282,946	—
Expenses		(795,153)	(423,786)	—
External expenses		(795,153)	(423,786)	—
Results from operating activities	4	(297,076)	(140,840)	—
Income tax	11(c)	(6,754)	—	—
Results from operating activities, net of tax		(303,830)	(140,840)	—
Gain on disposal of subsidiaries		—	10,795	—

Loss from discontinued operations, net of tax		(303,830)	(130,045)	—
Loss per share – discontinued operations
Basic		(0.33)	(0.14)	—
Diluted		(0.33)	(0.14)	—

The losses from discontinued operations of RMB303,830,000 and RMB130,045,000 for the years ended June 30, 2019 and 2020, respectively, were attributable entirely to the equity shareholders of the Company.

(b) Cash flows used in discontinued operations

	For the year ended June 30,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Net cash used in operating activities	(322,186)	(68,063)	—
Net cash used in investing activities	(23,662)	(7,117)	—
Net cash (used in) / from financing activities	(153,741)	10,468	—
Net cash flows for the year	(499,589)	(64,712)	—

(c) Effect of disposal on the financial position of the Group

	As at
	disposal dates
	RMB’000
Property, plant and equipment	1,470
Inventories	104,616
Trade and other receivables	61,355
Cash and cash equivalents	75,552
Loans and borrowings	(14,513)
Trade and other payables	(196,779)
Lease liabilities	(41,944)
Net liabilities	(10,243)
Effect of translation difference of foreign operations	(552)
Net gain on disposal of subsidiaries	(10,795)
Considerations received in cash	—	*
Cash and cash equivalents disposed of	(75,552)
Net cash outflow	(75,552)

Note:

*	The amount was less than RMB1,000.